Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2021	€ 170,581	€ 15,786	€ 409,258	€ 52,512	€ (233,549)	€ (73,425)
Total comprehensive income/(loss)	(143,174)			105		(143,279)
Income appropriation	0				(73,425)	73,425
Share-based compensation expense:
Value of services	2,636			2,636
Exercises	3,758	387	3,371
Capital Increase	193,527	4,582	188,945
Cost of equity transaction, net of tax	(7,531)		(7,531)
Equity, ending balance at Dec. 31, 2022	219,797	20,755	594,043	55,252	(306,974)	(143,279)
Total comprehensive income/(loss)	(98,258)			3,170		(101,429)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	6,666			6,666
Exercises	42	82	(39)
Equity, ending balance at Dec. 31, 2023	128,247	20,837	594,003	65,088	(450,253)	(101,429)
Total comprehensive income/(loss)	(13,527)			(1,281)		(12,247)
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	9,395			9,395
Exercises	0	91	(91)
Capital Increase	61,180	3,450	57,730
Cost of equity transaction, net of tax	(4,041)		(4,041)
Equity, ending balance at Dec. 31, 2024	€ 181,253	€ 24,378	€ 647,600	€ 73,203	€ (551,682)	€ (12,247)